Lease liabilities (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure Of Leases [Abstract]
Schedule of Lease Liabilities

For the nine months ended September 30,			2023
	Premises	Equipment	Total
Balance, beginning of the period	$53.3	$0.6	$53.9
Additions	18.5	0.3	18.8
Lease repayments	(4.9)	(0.1)	(5.0)
Foreign exchange losses	(0.2)	—	(0.2)
Balance, end of the period	$66.7	$0.8	$67.5
Non-current portion of lease liabilities	$(61.2)	$(0.6)	$(61.8)
Current Lease Liabilities	$5.5	$0.2	$5.7

Lease liabilities
The Company’s lease obligations include leases for plant operations, storage facilities, and office space for employees.

Maturity analysis (undiscounted)
As at September 30, 2023	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Premises	$8.5	$8.6	$8.4	$8.0	$7.2	$47.3	$88.0
Equipment	0.2	0.2	0.2	0.2	0.1	—	0.9
Total	$8.7	$8.8	$8.6	$8.2	$7.3	$47.3	$88.9

Maturity analysis (undiscounted)
As at December 31, 2022	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Premises	$8.7	$7.7	$7.3	$7.1	$6.4	$40.7	$77.9
Equipment	0.2	0.1	0.1	0.1	0.1	—	0.6
Total	$8.9	$7.8	$7.4	$7.2	$6.5	$40.7	$78.5